Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net loss	$ (14,735)	$ (13,746)	$ (11,377)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	320	278	284
Realized gain on investments and available-for-sale securities	(183)	(55)
Stock-based compensation	481	552	1,466
Issuance of common stock to former lenders	1,005	683
(Gain) included in other income (expense), net, for the period	(2,404)	(812)
Amortization of premium on available-for-sale securities and other	11	58	225
Changes in operating assets and liabilities:
Accounts receivable	199	1,745	(1,853)
Prepaid expenses and other assets	580	(511)	(63)
Accounts payable and accrued expenses	201	983	562
Deferred revenue	(3,140)	(3,664)	165
Net cash used in operating activities	(17,665)	(14,489)	(10,591)
Investing activities
Purchase of available-for-sale securities		(12,508)	(8,834)
Proceeds from maturities of available-for-sale securities	4,237	21,672	10,753
Purchases of equipment	(347)	(590)	(390)
Net cash provided by investing activities	3,890	8,574	1,529
Financing activities
Proceeds from note payable	166
Proceeds from issuance of common stock and warrants, net	30,357	12,595
Net cash provided by financing activities	30,523	12,595
Increase (decrease) in cash and cash equivalents	16,748	6,680	(9,062)
Cash and cash equivalents at beginning of year	8,785	2,105	11,167
Cash and cash equivalents at end of year	$ 25,533	$ 8,785	$ 2,105